Concentration of Risks	12 Months Ended
Dec. 31, 2023
Concentration of Risks [Abstract]
Concentration of Risks
34	Concentration of Risks

The Group commenced its loan service business in 2006, adopted its previous business model in 2014 and introduced the collaboration model in December 2018. To expand on its financing channels, the Group launched a new funding model in 2021 by collaborating with the commercial banks.

As of December 31, 2023, one of the Group’s main funding resources is borrowing from trust companies, among them, majority of the borrowings were acquired from Trust company A, B and C, each accounted for more than 10% of the Group’s total interest-bearing borrowing.

Interest-bearing borrowing	December 31,	December 31,
	2022	2023
	%	%
Trust company A	59.5%	56.4%
Trust company B	4.1%	22.2%
Trust company C	13.4%	14.4%
Total	77.0%	93.0%

In 2022, the Group started to collaborate with sales partner A under the trust lending model, and also involved into business with sales partner A and its subsidiaries B and C in the commercial bank partnership model since the first quarter of 2023.

As of December 31, 2023, the outstanding principal balance of loans to borrowers introduced by sales partner A and its subsidiary B under the trust lending model represented 37.4% of the Group’s total balance of outstanding loan principal. Sales partners A and B provided 37.3% and 0.1%, respectively.

The trust lending model	December 31,	December 31,
	2022	2023
	%	%
Sales partners A and B	23.0%	37.4%

As of December 31, 2023, the outstanding principal balance of loans to borrowers introduced by sales partners A and its subsidiaries B and C under the commercial bank partnership model represented 63.1% of the Group’s total balance of outstanding loan principal. Sales partners A, B, and C provided 0.8%, 39.4%, and 22.9% respectively.

The commercial bank partnership model	December 31,	December 31,
	2022	2023
	%	%
Sales partners A, B, and C	-	63.1%

As of December 31, 2022 and December 31, 2023, Sales Partner A’s Affiliate Financing Guarantee Corporation A held a financial guarantee license and individually provided guarantee services for greater than 90% or more of the total outstanding off-balance under the commercial bank partnership model loans.

Guarantee services	December 31,	December 31,
	2022	2023
	%	%
Financing Guarantee Corporation A	98.5%	98.2%